Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates for the Respective Periods	Translation of amounts from HKD and RMB into US$ has been made at the following exchange rates for the respective periods:
	June 30, 2024	December 31, 2023
HKD exchange rate for balance sheet items, except for equity accounts	7.8083	7.8109
RMB exchange rate for balance sheet items, except for equity accounts	7.2672	7.0999

Schedule of Exchange Rate for Items in the Statements
	For the Six Months Ended June 30,
	2024	2023
HKD exchange rate for items in the statements of operations and comprehensive (loss) income, and statements of cash flows	7.8191	7.8394
RMB exchange rate for items in the statements of operations and comprehensive (loss) income, and statements of cash flows	7.2150	6.9283

Schedule of Company Disaggregate Revenue into Two Revenue Streams	For the six months ended June 30, 2024 and 2023, the Company disaggregate revenue into two revenue streams as the following table:
	For the Six Months Ended June 30,
	2024	2023
Revenues
Sales of cosmetics and other beauty products	$60,891,362	$79,302,579
Provision of operation services	1,859,909	2,361,322
Total revenue	$62,751,271	$81,663,901

Schedule of Disaggregates Revenue by Timing of Revenues	The Company disaggregates revenue by timing of revenues recognition as the following table:
	For the Six Months Ended June 30,
	2024	2023
Revenues
Goods transferred at a point in time	$60,891,362	$79,302,579
Services transferred over time	1,859,909	2,361,322
Total revenue	$62,751,271	$81,663,901